SCHEDULE OF PREFERRED STOCK AUTHORIZED (Details) - Freight App Inc [Member] - shares	Dec. 31, 2021	Dec. 31, 2020
Subsidiary or Equity Method Investee [Line Items]
Total	60,437,031
Series Seed Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	19,958	19,958
Series A1-A Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	7,991,078
Series A1-B Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	3,167,474
Series A2 Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	2,258,521
Series A4 Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	1,000,000
Series A3 Preferred Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Total	46,000,000